SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, TX 77019-2118

713.831.1312 713.831.2258 Fax louis.ducote@valic.com

Louis O. Ducote Counsel

February 8, 2013

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street

Washington, DC 20549

RE:	SunAmerica Series Trust (the “Registrant”)
Registration Statement on Form N-1A
File No. 033-52742; 811-7238
CIK 0000892538

Dear Commissioners:

On behalf of the Registrant, submitted herewith for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Post-Effective Amendment No. 69 and Amendment No. 71 (collectively, the “Amendments”) under the 1933 and 1940 Acts, respectively, to the Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(a) of the 1933 Act.

The purpose of filing the Amendments is to register two new series of the Registrant, the VCP Value Portfolio and the VCP Total Return Balanced Portfolio. Registrant commits to file a post-effective amendment that will incorporate staff comments. Updates to certain information in this Registration Statement will be included in a post-effective amendment filed under Rule 485(b) of the 1933 Act. The Amendments will become automatically effective 75 days after the filing date. Any questions or comments with respect to the filing may be directed to the undersigned at 713-831-1312 or to Nori L. Gabert, Esq. at 713-831-5165.

Sincerely,

//s// LOUIS O. DUCOTE

Louis O. Ducote, Esq.